Accounts Receivable, Net	12 Months Ended
Dec. 31, 2011
Accounts Receivable, Net [Abstract]
Accounts Receivable, Net

7. ACCOUNTS RECEIVABLE, NET

The carrying amounts of accounts receivable of the Group are stated are as follows:

	As of December 31, (in thousands)
	2010 (As restated)	2011
Accounts receivable	$6,743	$13,473
Less: provision for bad debts	—	(2,147)

Net Book Value	$6,743	$11,326